Earnings (loss) per Share - Schedule of Computation of Basic and Diluted Income (Loss) Attributable to Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator
Income (loss) from continuing operations	$ 36,111	$ 36,705	$ (3,058)
Less: Income (loss) attributable to non-controlling interests	14,329	10,898	(124)
Income (loss) attributable to shareholders of Sinovac from continuing operations	21,782	25,807	(2,934)
Income (loss) attributable to shareholders of Sinovac from discontinued operations	0	0	2,338
Net income (loss) attributable to shareholders of Sinovac	$ 21,782	$ 25,807	$ (596)
Denominator
Basic weighted average number of common shares outstanding	64,727,146	57,033,816	56,949,083
Dilutive effect of stock options	250,408	67,375	0
Diluted weighted average number of common shares outstanding	64,977,554	57,101,191	56,949,083
Basic net income (loss) per share
Continuing operations	$ 0.34	$ 0.45	$ (0.05)
Discontinued operations	0	0	0.04
Basic net income (loss) per share	0.34	0.45	(0.01)
Diluted net income (loss) per share
Continuing operations	0.34	0.45	(0.05)
Discontinued operations	0	0	0.04
Diluted net income (loss) per share	$ 0.34	$ 0.45	$ (0.01)